Transactions with Related Parties - Additional Information (Detail) - USD ($)		12 Months Ended
	May 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivable from related party		$ 355,023
Payable to related parties		1,119,055	$ 1,473,000
StealthGas Inc [Member]
Receivable from related party		355,023	1,473,000
Payable to related parties		1,119,055	0
Management fees [Member]
Related party transaction, amounts of transaction		527,425	503,355	$ 365,515
Brokerage commissions [Member]
Related party transaction, amounts of transaction		$ 218,192	250,241	166,588
Related party transaction, brokerage commission per vessel		1.25%
Superintendent fees [Member]
Related party transaction, amounts of transaction		$ 26,500	13,500	24,000
Related party transaction, additional amounts of transaction		500
Crew management fees [Member]
Related party transaction, amounts of transaction		60,000	$ 35,000	$ 0
Crew management fees [Member] | Hellenic Manning Overseas Inc [Member]
Related party transaction, amounts of transaction	$ 2,500
Executive compensation [Member]
Related party transaction, additional amounts of transaction		250,149
Maximum [Member] | Management fees [Member]
Related party transaction, amounts of transaction		440
Minimum [Member] | Management fees [Member]
Related party transaction, amounts of transaction		$ 125